Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net earnings	$ 484,950	$ 79,089
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax recovery of $289 and $4,532, respectively (notes 1(u), 24(b)(iii) and 24(b)(iv))	7,795	(27,969)
Change in fair value of cash flow hedges, net of tax expense and tax recovery of $3,862 and $952, respectively (note 24(b)(ii))	10,580	(2,690)
Change in pension and other post-employment benefits, net of tax recovery and tax expense of $2,735 and $696, respectively (note 10)	(6,509)	1,960
Other comprehensive income (loss), net of tax	11,866	(28,699)
Comprehensive income	496,816	50,390
Comprehensive loss attributable to the non-controlling interests	(43,506)	(107,380)
Comprehensive income attributable to shareholders of Algonquin Power & Utilities Corp.	$ 540,322	$ 157,770